Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Data [Line Items]
Net sales	$ 2,351.9	$ 2,119.0	$ 2,197.5	$ 2,135.0	$ 2,051.9	$ 1,947.1	$ 2,088.8	$ 2,178.9	$ 8,803.4		$ 8,266.7		$ 8,232.4
Gross profit	454.9	404.9	430.5	414.3	395.4	387.6	422.1	441.1	1,704.6		1,646.2		1,727.9
Income before taxes	194.6	176.6	192.7	170.1	170.0	175.1	182.4	141.1
Net income	100.5	124.9	139.4	125.1	140.0	118.0	126.2	101.4	489.9	[1]	485.6	[1]	627.0	[1]
Net income attributable to controlling interest	$ 99.7	$ 123.9	$ 138.7	$ 123.5	$ 138.7	$ 117.5	$ 126.4	$ 100.5	$ 485.8		$ 483.1		$ 623.4
Earnings per share - basic	$ 1.05	$ 1.29	$ 1.45	$ 1.29	$ 1.45	$ 1.23	$ 1.35	$ 1.12	$ 5.09		$ 5.17		$ 6.99
Earnings per share - diluted	$ 1.04	$ 1.29	$ 1.44	$ 1.29	$ 1.45	$ 1.23	$ 1.33	$ 1.07	$ 5.07		$ 5.08		$ 6.65
Dividends paid	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.47	$ 0.47	$ 0.45	$ 2.00		$ 1.89		$ 1.73

[1]	See Note 13 for further details - includes tax effects where applicable.